Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expense (benefit)

(in thousands)	2015	2014	2013
Current:
Federal	$3,619	$1,105	$584
State	496	137	71
Total current	4,115	1,242	655
Deferred:
Federal	391	2,353	1,485
State	74	447	282
Total deferred	465	2,800	1,767

Total income tax expense	$4,580	$4,042	$2,422

Schedule of the applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate

(in thousands)	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$13,179		$11,696		$7,396
Tax at statutory federal income tax rate	$4,481	34.00%	$3,977	34.00%	$2,515	34.00%
Tax-exempt income	(369)	(2.80)	(348)	(2.98)	(353)	(4.77)
State income tax, net of federal tax benefit	376	2.85	385	3.30	233	3.15
Other, net	92	0.70	28	0.24	27	0.37

Provision for income tax expense	$4,580	34.75%	$4,042	34.56%	$2,422	32.75%

Schedule of components of deferred tax assets and deferred tax liabilities
(in thousands)	2015	2014

Deferred tax assets:
Allowance for loan losses	$3,269	$3,458
Impairment of other real estate owned	1,226	1,233
Goodwill	1,437	1,786
Available-for-sale securities	363	0
Nonaccrual loan interest	640	1,069
Core deposit intangible	556	689
Pension	1,242	985
Deferred taxes on pension	874	998
Deferred compensation	138	130
Other	342	250

Total deferred tax assets	$10,087	$10,598

Deferred tax liabilities:
Available-for-sale securities	$0	$131
Premises and equipment	938	1,160
Mortgage servicing rights	1,064	1,022
Assets held for sale	49	114
Other	13	53

Total deferred tax liabilities	2,064	2,480

Net deferred tax assets	$8,023	$8,118